RISK MANAGEMENT - Trading book risk - Assets (Details) - COP ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	$ 259,515,428	$ 245,105,338
Market risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	27,376,239	23,528,815
Financial assets at fair value through profit or loss, category [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	11,996,398	9,754,120
Financial assets measured at fair value through other comprehensive income, category [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	21,608,992	18,935,757
Trading securities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	9,113,668	7,204,312
Trading securities | Financial assets at fair value through profit or loss, classified as held for trading, category [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	9,113,668	7,204,312
Investment securities at fair value
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	22,947,186	20,057,614
Debt securities | Market risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	26,292,207	22,729,991
Debt securities | Trading securities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	4,673,113	3,762,978
Debt securities | Trading securities | Financial assets at fair value through profit or loss, classified as held for trading, category [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	4,673,113	3,762,978
Debt securities | Trading securities | Financial assets at fair value through profit or loss, classified as held for trading, category [member] | Market risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	4,673,113	3,762,978
Debt securities | Investment securities at fair value | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	10,102	31,256
Debt securities | Investment securities at fair value | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member] | Market risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	10,102	31,256
Debt securities | Investment securities at fair value | Financial assets measured at fair value through other comprehensive income, category [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	21,608,992	18,935,757
Debt securities | Investment securities at fair value | Financial assets measured at fair value through other comprehensive income, category [member] | Market risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	21,608,992	18,935,757
Derivatives
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	1,084,032	798,824
Derivatives | Market risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	1,084,032	798,824
Derivatives | Trading securities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	917,434	768,686
Derivatives | Trading securities | Financial assets at fair value through profit or loss, classified as held for trading, category [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	917,434	768,686
Derivatives | Trading securities | Financial assets at fair value through profit or loss, classified as held for trading, category [member] | Market risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	917,434	768,686
Derivatives | Hedging instruments [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	166,598	30,138
Derivatives | Hedging instruments [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	166,598	30,138
Derivatives | Hedging instruments [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member] | Market risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	$ 166,598	$ 30,138